Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Other Noncurrent Assets [Abstract]
Long-Term Receivables and Prepaids	$ 48	$ 120
Precious Metals	79	86
Net Investment in Finance Leases	62	62
Private Equity Investments (Note 22)	66	55
Intangible Assets	11	19
Other assets	$ 266	$ 342